Fair Value of Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of:

	December 31, 2025
	Level I	Level II	Level III	Total
Money Market Mutual Funds	$1,606,156	$-	$-	$1,606,156
Mutual funds	30,826,588	-	-	30,826,588
Common Stock:
Financial	6,686,982	-	-	6,686,982
Total assets at fair value	$39,119,726	$-	$-	$39,119,726

	December 31, 2024
	Level I	Level II	Level III	Total
Money Market Mutual Funds	$1,456,087	$-	$-	$1,456,087
Mutual funds	26,013,755	-	-	26,013,755
Common Stock:
Financial	4,650,999	-	-	4,650,999
Total assets at fair value	$32,120,841	$-	$-	$32,120,841